LOAN RECEIVABLE-RELATED PARTY AND OPTION EXERCISE	12 Months Ended
Dec. 31, 2013
Receivables, Other, Related Parties and Retainage [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 2 – LOAN RECEIVABLE-RELATED PARTY AND OPTION EXERCISE

In 2012, the Company issued a loan receivable to BMI for $800,000. The loan was non-interest bearing and had no specified terms of repayment and was an advance related to the exercise of an option agreement held by the Company for a 20% share of the MDB diamond production. On January 2, 2013, the Company exercised the option and the advance was deemed payment of the option. The option granted the Company 20% of the diamond production with respect to BMI’s 55% interest in MDB.